LOOMIS SAYLES FUNDS I

August 18, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds I
(File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

On behalf of Loomis Sayles Funds I, transmitted for filing, pursuant to Rule 497(e) under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund and Loomis Sayles Investment Grade Fixed Income Fund (the “Funds”). These exhibits contain the amended risk/return summary information in the prospectus for the Funds dated February 1, 2011, supplemented as of July 29, 2011, as filed under Rule 497(e) on July 29, 2011.

Please direct any questions on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary

Loomis Sayles Funds I

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase